Property & Equipment (Details) - Schedule of property and equipment, net - USD ($)	Oct. 31, 2021	Oct. 31, 2020
At Cost:
Equipment	$ 74,114	$ 41,152
Motor vehicles	371,436	44,418
Leasehold Improvement	30,397	29,599
Furniture and fixtures	8,998	7,972
Total cost	484,945	123,141
Less: Accumulated depreciation	111,837	21,264
Total, net	$ 373,108	$ 101,877